Subsequent Events (Details) $ / shares in Units, $ in Thousands	4 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended
	Apr. 30, 2019 USD ($)	May 27, 2019 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Oct. 07, 2019 USD ($) $ / shares shares
Subsequent Event [Line Items]
Cash portion of the consideration			$ 157,794	$ 115,896
Delphin Vessels
Subsequent Event [Line Items]
Number of operating vessels acquired		11
Aggregate purchase price		$ 139,500
Cash portion of the consideration		$ 80,000
Number of shares issued as part of the consideration | shares		4,503,000
Delivery date		September 30, 2019
Scrubber equipment | Subsequent Event
Subsequent Event [Line Items]
Remaining borrowing capacity under all debt and lease agreements					$ 87,620
Financed by China Merchants Bank Leasing | Delphin Vessels
Subsequent Event [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for seven years
Financed by China Merchants Bank Leasing | Delphin Vessels | Maximum
Subsequent Event [Line Items]
Secured financing related to commitments payments		$ 91,400
Financed by China Merchants Bank Leasing | Delphin Scrubbers
Subsequent Event [Line Items]
Secured financing related to commitments payments		$ 15,000
Delphin Shipping LLC
Subsequent Event [Line Items]
Contractual obligation of seller of vessels		Delphin has agreed not to sell, contract to sell, or otherwise dispose more than 2,251,685 of the Consideration Shares prior to November 23, 2019.
ING $100,600 Facility | Tranches E and F | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down					2,800
DNB $310,000 Facility
Subsequent Event [Line Items]
Amount drawn down			$ 9,385
DNB $310,000 Facility | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down					24,750
Atradius Facility
Subsequent Event [Line Items]
Amount drawn down	$ 11,659
Atradius Facility | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down					3,300
SEB Facility | Subsequent Event
Subsequent Event [Line Items]
Amount drawn down					1,260
CMBL | Subsequent Event
Subsequent Event [Line Items]
Capital lease obligations incurred					$ 7,560
Shares Repurchased In 2019
Subsequent Event [Line Items]
Treasury Stock, Acquired | shares			1,535,322
Treasury Stock Acquired, Average Cost Per Share | $ / shares			$ 7.45
Treasury Stock, Retired | shares			1,535,322
Shares Repurchased In 2019 | Subsequent Event
Subsequent Event [Line Items]
Treasury Stock, Acquired | shares					43,873
Treasury Stock Acquired, Average Cost Per Share | $ / shares					$ 8.98
Purchase of treasury stock					$ 394
Treasury Stock, Retired | shares					43,873
Shares Repurchased In 2019 | Private Transaction | Subsequent Event
Subsequent Event [Line Items]
Treasury Stock, Acquired | shares					1,020,000
Treasury Stock Acquired, Average Cost Per Share | $ / shares					$ 8.40
Purchase of treasury stock					$ 8,600
Treasury Stock, Retired | shares					1,020,000